CONSOLIDATED BALANCE SHEETS	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets: (including amounts from the consolidated trusts of RMB 4,892,342,449, and RMB 378,628,769 (US$ 54,896,011) as of December 31, 2021 and 2022, respectively)
Cash and cash equivalents	¥ 3,486,376,077	$ 505,477,016	¥ 2,065,495,008
Restricted cash and cash equivalents	86,371,914	12,522,750	177,924,840
Short-term investments	5,378,305,435	779,780,989	5,926,600,761
Short-term loan principal and financing service fee receivables (net of allowance of RMB 267,039,108 and RMB nil (US$ nil) as of December 31, 2021 and 2022, respectively)	0		2,371,965,781
Short-term finance lease receivables (net of allowance of RMB 4,948,676 and RMB 21,496 (US$ 3,117) as of December 31, 2021 and 2022, respectively; including unearned revenue of RMB 1,215,118 and RMB 11,866 (US$ 1,720) as of December 31, 2021 and 2022, respectively)	1,381,091	200,239	31,462,237
Short-term contract assets (net of allowance of RMB 31,168 and RMB nil (US$ nil) as of December 31, 2021 and 2022, respectively)			27,964,852
Derivative instruments-asset			17,375,517
Other current assets (net of allowance of RMB 201,242,068 and RMB 256,349,242 (US$ 37,167,147) as of December 31, 2021 and 2022, respectively)	2,106,091,784	305,354,604	1,599,299,671
Total current assets	11,058,526,301	1,603,335,598	12,218,088,667
Non-current assets: (including amounts from the consolidated trusts of RMB nil and RMB nil (US$nil) as of December 31, 2021 and 2022, respectively)
Long-term finance lease receivables (net of allowance of RMB 193,812 and RMB nil (US$ nil) as of December 31, 2021 and 2022, respectively; including unearned revenue of RMB 71,896 and RMB nil (US$ nil) as of December 31, 2021 and 2022, respectively)			398,955
Right-of-use assets	103,142,446	14,954,249	300,607,320
Investment in equity method investee	133,058,138	19,000,000	85,581,620
Long-term investments (including amounts measured at fair value of RMB 234,425,472 and RMB 30,045,542 (US$ 4,356,194) as of December 31, 2021 and 2022, respectively)	217,045,546	31,468,646	286,065,467
Property and equipment, net (net of allowance of RMB 147,137,267 and RMB 3,612,025 (US$ 523,694) as of December 31, 2021 and 2022, respectively)	773,886,342	112,202,973	659,100,648
Intangible assets	9,700,742	1,406,475	11,011,807
Long-term contract assets (net of allowance of RMB 23,174 and RMB nil (US$nil) as of December 31, 2021 and 2022, respectively)			31,438
Deferred tax assets			87,285,917
Other non-current assets (net of allowance of RMB 2,982,978 and RMB 1,453,719 (US$ 210,769) as of December 31, 2021 and 2022, respectively)	451,075,872	65,399,854	442,953,334
Total non-current assets	1,687,909,086	244,723,814	1,873,036,506
TOTAL ASSETS	12,746,435,387	1,848,059,412	14,091,125,173
Current liabilities:
Short-term borrowings and interest payables (including short-term borrowings and interest payables of the consolidated VIEs without recourse to the Company of RMB nil and RMB 29,062,344 (US$ 4,213,644) as of December 31, 2021 and 2022, respectively)	29,062,344	4,213,644
Short-term lease liabilities (including short-term lease liabilities of the consolidated VIEs without recourse to the Company of RMB 37,083,335 and RMB 6,226,324 (US$ 902,732) as of December 31, 2021 and 2022, respectively)	6,311,201	915,038	37,470,431
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB 308,973,067 and RMB 283,572,997 (US$ 41,114,220) as of December 31, 2021 and 2022, respectively)	295,674,975	42,868,841	376,867,814
Guarantee liabilities and risk assurance liabilities (including amounts of guarantee liabilities of RMB 885,303 and RMB nil (US$ nil), risk assurance liabilities of RMB nil and RMB nil(US$nil) as of December 31, 2021 and 2022, respectively; including guarantee liabilities and risk assurance liabilities of the consolidated VIEs without recourse to the Company of RMB nil and RMB nil(US$nil) as of December 31, 2021 and 2022, respectively)			885,303
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB 77,466,381 and RMB 87,603,805 (US$12,701,358) as of December 31, 2021 and 2022, respectively)	90,753,024	13,157,952	78,293,697
Derivative instruments-liability (including derivative instruments-liability of the consolidated VIEs without recourse to the Company of RMB nil and RMB 163,128,402 (US$ 23,651,395) as of December 31, 2021 and 2022, respectively)	163,128,402	23,651,395
Total current liabilities	584,929,946	84,806,870	493,517,245
Non-current liabilities:
Long-term borrowings and interest payables (including long-term borrowings and interest payables of the consolidated VIEs without recourse to the Company of RMB 145,311,721 and RMB 116,249,377 (US$ 16,854,575) as of December 31, 2021 and 2022, respectively)	116,249,377	16,854,575	145,311,721
Convertible senior notes			681,400,553
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Company of RMB 68,543,130 and RMB 2,107,470 (US$ 305,554) as of December 31, 2021 and 2022, respectively)	2,117,892	307,065	68,543,130
Long-term lease liabilities (including long-term lease liabilities of the consolidated VIEs without recourse to the Company of RMB 168,800,246 and RMB 425,964 (US$ 61,759) as of December 31, 2021 and 2022, respectively)	425,964	61,759	168,800,246
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Company of RMB 10,012,997 and RMB nil (US$ nil) as of December 31, 2021 and 2022, respectively)			10,012,997
Total non-current liabilities	118,793,233	17,223,399	1,074,068,647
Total liabilities	703,723,179	102,030,269	1,567,585,892
Commitments and contingencies
Equity:
Treasury shares	(486,954,953)	(70,601,832)	(346,320,584)
Additional paid-in capital	4,036,197,237	585,193,592	4,017,374,973
Accumulated other comprehensive loss	(45,960,186)	(6,663,601)	(58,997,174)
Retained earnings	8,539,254,222	1,238,075,483	8,904,453,278
Total Qudian Inc. shareholders' equity	12,042,712,208	1,746,029,143	12,516,686,381
Non-controlling interests			6,852,900
Total equity	12,042,712,208	1,746,029,143	12,523,539,281
TOTAL LIABILITIES AND EQUITY	12,746,435,387	1,848,059,412	14,091,125,173
Class A Ordinary shares
Equity:
Ordinary shares	132,052	19,146	132,052
Class B Ordinary shares
Equity:
Ordinary shares	¥ 43,836	$ 6,355	¥ 43,836